Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Rental	$ 106,114									$ 68,955
Real estate taxes paid by tenants	11,998									7,602
Total rental revenue	118,112									76,557
Gaming	38,755				41,080					159,352	202,581	223,302
Food, beverage and other	2,831				3,215					12,357	15,635	16,396
Total revenues	159,698				44,295					248,266	218,216	239,698
Less promotional allowances	(1,370)				(1,646)					(6,137)	(7,573)	(7,814)
Net revenues	158,328	113,776	39,633	46,072	42,649	37,659	45,823	60,252	66,909	242,129	210,643	231,884
Operating expenses
Gaming	21,562				23,139					89,367	113,111	124,971
Food, beverage and other	2,546				2,767					10,775	13,114	13,664
Real estate taxes	12,423				406					9,220	1,592	1,362
General and administrative	20,941				5,939					43,262	25,068	24,806
Depreciation	26,522				3,588					28,923	14,090	14,568
Total operating expenses	83,994				35,839					181,547	166,975	179,371
Income from operations	74,334	39,016	5,665	9,090	6,810	4,534	8,155	14,472	16,507	60,582	43,668	52,513
Other Income (expenses)
Interest expense	(28,974)									(19,254)
Interest income	546									1	2	4
Management fee					(1,280)					(4,203)	(6,320)	(6,958)
Total other expenses	(28,428)				(1,280)					(23,456)	(6,318)	(6,954)
Income from operations before income taxes	45,906				5,530					37,126	37,350	45,559
Income tax provision	1,594				2,316					17,296	14,431	18,875
Net income	$ 44,312	$ 9,234	$ 2,681	$ 4,699	$ 3,214	$ 2,106	$ 4,530	$ 7,618	$ 8,665	$ 19,830	$ 22,919	$ 26,684
Earnings per common share:
Basic earnings per common share (in dollars per share)	$ 0.40	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.08	$ 0.18	$ 0.21	$ 0.24
Diluted earnings per common share (in dollars per share)	$ 0.38	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.07	$ 0.17	$ 0.20	$ 0.23
Dividends paid per common share (in dollars per share)	$ 0.52